      As Filed with the Securities and Exchange Commission on March 7, 2003
================================================================================

                                                 Registration File No. 333-19521
                                                                       811-08013

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                 ---------------

                                    FORM N-6

                        REGISTRATION STATEMENT UNDER THE
                              SECURITIES ACT OF 1933                   [ ]

                         PRE-EFFECTIVE AMENDMENT NO. ___               [ ]

                         POST-EFFECTIVE AMENDMENT NO. _9_              [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                [ ]

                                 AMENDMENT NO.   2                     [X]


                        (Check appropriate box or boxes.)

        STATE FARM LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                           (Exact name of registrant)

                        STATE FARM LIFE INSURANCE COMPANY
                               (Name of depositor)
                                  P.O. Box 2307
                        Bloomington, Illinois 61702-2307
        Depositor's Telephone Number, including Area Code: (888) 702-2307

              Laura P. Sullivan, Esq.                      Copy to:
       State Farm Life Insurance Company               W. Thomas Conner
                 P.O. Box 2307                  Sutherland Asbill & Brennan LLP
       Bloomington, Illinois 61702-2307         1275 Pennsylvania Avenue, N.W.
                                                   Washington, DC 20004-2415


                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this registration statement.

        ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         X  on April 4, 2003, pursuant to paragraph (b) of Rule 485
        --- 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        --- on March 10, 2003 pursuant to paragraph (a)(1) of Rule 485
         X this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.


                                 ---------------

                      Title of Securities Being Registered:
           Flexible Premium Variable Universal Life Insurance Policies

Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-19521) filed on December 20, 2002 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.
================================================================================

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

1. Board of Directors Resolutions of State Farm Life Insurance Company establishing State Farm Life Insurance Company Variable Life Separate Account. (1)

2.  Custodian Agreements. Not applicable.

3.  Underwriting Contracts.

      (a)   Distribution Agreement (4)
      (b)   Registered Representative Agreement (5)

4.  Contracts.

      (a)  Specimen Flexible Premium Variable
             Universal Life Insurance Policy (1)

      (b)  Policy Riders and Endorsements (1)

5.  Applications.

      (a)   Application form (3)
      (b)   Reinstatement Application (5)

6.  Depositor's Certificate of Incorporation and By-Laws.

      (a)   Articles of Incorporation of State Farm Life Insurance Company (2)
      (b)   By-laws of State Farm Life Insurance Company (2)

7.  Reinsurance Contracts. [Not applicable.]

8.  Participation Agreements. (4)

9.  Administrative Contracts.  Not applicable.

10. Other Material Contracts.  Powers of Attorney.

11. Legal Opinion and Consent as to the legality of the securities being registered. (3)

12. Actuarial Opinion. Not applicable.

13. Calculations. Not applicable.

14.  Other Opinions.

          (a)  Consent of PricewaterhouseCoopers LLP (6)
          (b)  Consent of Sutherland, Asbill & Brennan LLP (6)

15.  Omitted Financial Statements. [No financial statements are omitted from
     Item 24.]

16.  Initial Capital Agreements. Not applicable.

17. Redeemability Exemption. Description of State Farm Life Insurance Company's Issuance, Transfer and Redemption Procedures for Policies. (3)

------------------------------

1. Incorporated herein by reference to the initial registration statement on Form S-6 (File No. 333-19521), filed on behalf of State Farm Life Insurance Company Variable Life Separate Account on January 10, 1997.

2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 (File No. 333-19189), filed on behalf of State Farm Life Insurance Company Variable Annuity Separate Account with the Securities and Exchange Commission on October 10, 1997.

3. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registrant's registration statement on Form S-6 (File No. 333-19521), filed with the Securities and Exchange Commission on January 30, 1998.

4. Incorporated herein by reference to Post-Effective Amendment No. 4 to the registrant's registration statement on Form S-6 (File No. 333-19521), filed with the Securities and Exchange Commission on April 30, 1999.

5. Incorporated herein by reference to the Post-Effective Amendment No. 5 to the registrant's registration statement on Form S-6 (File No. 333-19521), filed with the Securities and Exchange Commission on April 28, 2000.

6.   To be filed by Amendment.




----------

Item 28. Directors and Officers of the Depositor


------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business                    Position and Offices with State Farm Life Insurance Company
         Address*
------------------------------------------------------------------------------------------------------------------------
Edward B. Rust, Jr.                            Director; President; Chairman of the Board
------------------------------------------------------------------------------------------------------------------------
Charles R. Wright                              Director; Senior Executive Vice President and Chief Agency and
                                               Marketing Officer
------------------------------------------------------------------------------------------------------------------------
Kurt G. Moser                                  Director
------------------------------------------------------------------------------------------------------------------------
George L. Perry                                Director
------------------------------------------------------------------------------------------------------------------------
Vincent J. Trosino                             Director; Vice Chairman of the Board
------------------------------------------------------------------------------------------------------------------------
W.H. Knight, Jr.                               Director
------------------------------------------------------------------------------------------------------------------------
Jack North                                     Director
------------------------------------------------------------------------------------------------------------------------
Susan D. Waring                                Director; Senior Vice President
------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips                              Director
------------------------------------------------------------------------------------------------------------------------
Jerry Porras                                   Director
------------------------------------------------------------------------------------------------------------------------
Barbara Cowden                                 Director
------------------------------------------------------------------------------------------------------------------------
Nancy A. Behrens                               Vice President - Risk Management
------------------------------------------------------------------------------------------------------------------------
Kim M. Brunner                                 Senior Vice President and General Counsel
------------------------------------------------------------------------------------------------------------------------
Michael L. Tipsord                             Senior Vice President and Treasurer
------------------------------------------------------------------------------------------------------------------------
Laura P. Sullivan                              Vice President, Corporate Secretary and Counsel
------------------------------------------------------------------------------------------------------------------------
Dale R. Egeberg                                Vice President and Controller
------------------------------------------------------------------------------------------------------------------------
Joe Monk                                       Vice President - Operations
------------------------------------------------------------------------------------------------------------------------
Dean Van Loon                                  Vice President - Life Field Operations
------------------------------------------------------------------------------------------------------------------------


* The principal business address is One State Farm Plaza, Bloomington, Illinois 61710-0001.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant


State Farm Mutual Automobile Insurance Company

         State Farm County Mutual Insurance Company of Texas (Common Management) State Farm Bank, FSB (100% Ownership)
            State Farm Funding Corp. (100% Ownership)
         State Farm Florida Insurance Company (100% Ownership)
         State Farm General Insurance Company (100% Ownership)
         State Farm Fire and Casualty Company (100% Ownership)
         State Farm Life Insurance Company (100% Ownership)
            State Farm Annuity and Life Insurance Company (100% Ownership)
         State Farm Life and Accident Assurance Company (100% Ownership)
         State Farm Indemnity Company (100% Ownership)
         Amberjack, Ltd. (100% Ownership)
            Fiesta Jack, Ltd. (100% Ownership)
         State Farm Investment Management Corp. (100% Ownership)
         State Farm International Services, Inc. (100% Ownership)
         State Farm VP Management Corp. (100% Ownership)
         Insurance Placement Services, Inc. (100% Ownership)
         Top Layer Reinsurance LTD (50% Ownership)
         State Farm Lloyds, Inc. (100% Ownership)
            State Farm Lloyds (By Attorney-in-Fact)
         West Virginia IPSI (100% Ownership)
         State Farm Finance Corporation of Canada (100% Ownership)
         State Farm Investor Services (Canada) Holding Company (100% Ownership)
            State Farm Investor Services (Canada) Co. (100% Ownership)


Item 30. Indemnification

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Illinois Business Corporation Act Chapter 805 Section 5/8.75 is a comprehensive provision that defines the power of Illinois corporations to provide for the indemnification of its officers, directors, employees and agents. This Section also authorizes Illinois corporations to purchase and maintain insurance on behalf of directors, officers, employees or agents of the corporation.

     The Articles of Incorporation, as amended, and the Bylaws of State Farm Life Insurance Company do not provide for the indemnification of officers, directors, employees or agents of the Company.

Item 31. Principal Underwriter

     (a) Other Activity. State Farm VP Management Corp. is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. State Farm VP Management Corp. also is the principal underwriter for State Farm Life Insurance Company Variable Annuity Separate Account.

     (b) Management. The following information is furnished with respect to the officers and directors of State Farm VP Management Corp.:


 Name and Principal    Positions and Offices with State    Positions and Offices
  Business Address         Farm VP Management Corp.           with Depositor
 ------------------    --------------------------------    ---------------------
  Edward B. Rust, Jr.    Director; President                Director; President; Chairman of the Board
  Michael L. Tipsord     Director; Sr. Vice President       Sr. Vice President and Treasurer
                          and Treasurer
  Jim Rutrough           Director; Sr. Vice President
  Charles R. Wright      Director; Sr. Vice President       Director; Senior Executive Vice President
                                                             and Chief Agency and Marketing Officer
  Jack W. North          Director; Sr. Vice President       Director
  Susan D. Waring        Director; Sr. Vice President       Director; Senior Vice President
  Ralph O. Bolt          Vice President - Compliance
  David R. Grimes        Vice President - Financial
                          and Security
  Randall H. Harbert     Vice President


     (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

          (1)                    (2)                (3)                  (4)                (5)
        Name of           Net Underwriting
       Principal           Discounts and       Compensation on        Brokerage
      Underwriter           Commissions          Redemption          Commissions       Compensation
      -----------         ----------------     ---------------       -----------       ------------
     State Farm VP
      Management               [N/A]               [None]               [N/A]              [N/A]
         Corp.


Item 32. Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by State Farm Life Insurance Company at Three State Farm Plaza, N-1, Bloomington, Illinois 61791-0001.

Item 33. Management Services

     [All management contracts are discussed in Part A or Part B.]

Item 34. Fee Representation

     State Farm Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by State Farm Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, State Farm Life Insurance Company and State Farm Life Insurance Company Variable Life Separate Account certify that they meet all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and have duly caused this amended Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Bloomington and the State of Illinois, on the 7th day of March, 2003.

                                         State Farm Life Insurance Company
                                         Variable Life Separate Account
                                                  (Registrant)
(SEAL)


Attest: /s/  Kevin L. McMullen             By:               *
       ----------------------------        -------------------------------------
       Kevin L. McMullen                   Edward B. Rust, Jr.
                                           President
                                           State Farm Life Insurance Company



                                        By: State Farm Life Insurance Company
                                                   (Depositor)


Attest: /s/  Kevin L. McMullen             By:               *
       ----------------------------        -------------------------------------
       Kevin L. McMullen                   Edward B. Rust, Jr.
                                           President
                                           State Farm Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities indicated on March 7, 2003.

            Signatures                                 Title
            ----------                                 -----
                *                          President, Director, and Chairman of
-------------------------------------      the Board (Principal Executive
Edward B. Rust, Jr.                        Officer)


                *                          Vice President and Controller
-------------------------------------      (Principal Accounting Officer)
Dale R. Egeberg

                *                          Vice President-Risk Management
-------------------------------------      (Principal Financial Officer)
Nancy A. Behrens

                *                          Director
-------------------------------------
Barbara Cowden

                *                          Director
-------------------------------------
W. H. Knight, Jr.

                *                          Director
-------------------------------------
Kurt G. Moser

                *                          Director
-------------------------------------
Jack North

                *                          Director
-------------------------------------
George L. Perry

                *                          Director
-------------------------------------
Susan M. Phillips

                *                          Director
-------------------------------------
Jerry Porras

                *                          Director and Vice Chairman of
-------------------------------------      the Board
Vincent J. Trosino

                *                          Director, Senior Vice President
-------------------------------------
Susan Waring

                *                          Director and Senior Executive Vice
-------------------------------------      President and Chief Agency and
Charles R. Wright                          Marketing Officer


* By: /s/ Stephen L. Horton
     -------------------------------
     Stephen L. Horton
     Pursuant to Power of Attorney